Submission	Sep. 16, 2025
Submission [Line Items]
Central Index Key	0002083493
Registrant Name	X3 ACQUISITION CORP. LTD.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A